Employees - Summary of Staff Cost and Average Number of Employees (Details) Employees in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) Employees	Dec. 31, 2021 EUR (€) Employees	Dec. 31, 2020 EUR (€) Employees
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries	€ (5,857)	€ (5,062)	€ (5,051)
Social security costs	(587)	(529)	(519)
Other pension costs	(396)	(401)	(419)
Share-based compensation costs	(177)	(161)	(108)
Gross staff costs	€ (7,017)	€ (6,153)	€ (6,097)
Average number of employees during the year | Employees	138	149	150,000
Asia Pacific Africa
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	73	84	83,000
The Americas
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	38	37	38,000
Europe
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | Employees	27	28	29,000